Convertible note liability (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Schedule of fair value of convertible notes combined discounted cash flow

Warrant Inputs at
September 30, 2024
Share price	7.50
Expected dividend yield	Nil
Exercise price	862.50
Risk-free interest rate	4.21%
Expected life	5.00
Expected volatility	59.98%
Expiry date	January 25, 2029

	Warrant Inputs at	Warrant Inputs at
	January 25, 2024	March 31, 2024
Share price	359.25	85.50
Expected dividend yield	Nil	Nil
Exercise price	862.50	862.50
Risk-free interest rate	4.01%	4.21%
Expected life	5.00	5.00
Expected volatility	17.67%	59.98%
Expiry date	January 25, 2029	January 25, 2029

Warrants
Disclosure of detailed information about borrowings [line items]
Schedule of fair value of warrants granted

Warrant Inputs at
August 20, 2024
Share price	39.23
Expected dividend yield	Nil
Exercise price	37.50
Risk-free interest rate	3.93%
Expected life	2.00
Expected volatility	17.7%
Expiry date	August 20, 2026

Convertible note liability
Disclosure of detailed information about borrowings [line items]
Schedule of fair value of convertible notes combined discounted cash flow

Inputs
Share price	7.50
Conversion price	28.13
Note principal amount	185,976
Prepayment Amount	130%
Discount rate shares	3.63%
Discount rate cash	17.47%
Volatility annual	100%
Volatility daily	6.30%
Risk free annual	3.63%

Inputs
Share price	85.50
Note principal amount	3,125,000
Prepayment Amount	130%
Discount rate shares	4.43%
Discount rate cash	20.83%
Volatility annual	100%
Volatility daily	6.30%
Risk free annual	4.43%